Income Taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Unrecognized tax benefits, that if recognized, would affect the effective income tax rate	$ 752	$ 1,805
Cumulative interest and penalties related to income taxes	0	0	$ 0
Income tax benefit	$ 41,865	$ 36,685	$ 40,146
Effective Income Tax Rate Continuing Operations	35.56%	33.01%	33.88%
Federal [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards (tax effected) for federal income tax purposes	$ 162,671
Federal [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2027
Federal [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2035
State [Member]
Income Tax Disclosure [Line Items]
Net operating loss carry forwards (tax effected) for state income tax purposes	$ 39,362
State [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2017
State [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2035